INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 11,170,602	$ 31,080,141
Work-in-process	12,528,549	9,379,249
Finished goods	20,958,503	43,396,231
Inventories	44,657,654	83,855,621
Inventory write down	$ 1,663,051	$ 6,925,478	$ 7,765,270